CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
CHANGES IN ACCOUNTING POLICIES
CHANGES IN ACCOUNTING POLICIES
Except for the changes as described below, accounting policies as disclosed in Note 4 of the Consolidated Financial Statements have been applied to all periods consistently.
The Company has retrospectively adopted IFRS 15 Revenue from Contracts with Customers effective January 1, 2018.
IFRS 15 Revenue from Contracts with Customers

a.	Transition
IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized, and has replaced IAS 18 Revenue and related interpretations. The Company adopted IFRS 15 at the date of initial application of January 1, 2018, and has applied IFRS 15 retrospectively, restating the reported comparative period. In determining the restated values, the Company used the practical expedient to not restate contracts that began and ended in the same annual reporting period. No significant impact was identified as a result of the practical expedient applied on transition.

b.	Consolidated financial statement impacts
An opening Consolidated Statement of Financial Position at January 1, 2017 has not been presented as the impact of the adoption of IFRS 15 on the opening Consolidated Statement of Financial Position is immaterial.
The following table presents the impact of adopting IFRS 15 on the Company’s Consolidated Statement of Financial Position, Consolidated Statement of Earnings and Comprehensive Income and the Consolidated Statement of Cash Flows for the year ended December 31, 2017 for each of the line items affected.

i.	Consolidated Statement of Financial Position

As at December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Trade payables and accrued liabilities	713	(36)	677
Contract liabilities	—	44	44
Deficit	(2,075)	(8)	(2,083)

ii.	Consolidated Statement of Earnings and Other Comprehensive Income

Year ended December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Revenue	5,408	(8)	5,400
Earnings before income tax	1,033	(8)	1,025
Earnings attributable to shareholders	891	(8)	883
Basic earnings per common share	1.89	(0.02)	1.87
Diluted earnings per common share	1.88	(0.02)	1.86

iii.	Consolidated Statement of Cash Flows

Year ended December 31, 2017
($ millions)	Previously Reported	Adjustments	Restated
Cash provided by (used in)
Operating activities
Earnings	891	(8)	883
Net change in contract liabilities	33	8	41
Cash flow from operating activities	1,513	—	1,513

c.	Accounting policies
The details of significant accounting policies under IFRS 15 and the nature of the changes to previous accounting policies under IAS 18 are outlined below.
Take-or-Pay
The Company provides transportation, gas processing, fractionation, terminalling, and storage services under take-or-pay contracts. In a take-or-pay contract, the Company is entitled to a minimum fee for the firm service promised to a customer over the contract period, regardless of actual volumes transported, processed, or stored. This minimum fee can be represented as a set fee for an annual minimum volume, or an annual minimum revenue requirement. In addition, these contracts may include variable consideration for operating costs that are flow through to the customer.
The Company satisfies its performance obligations and recognizes revenue for services under take-or-pay commitments when volumes are transported, processed, or stored. Make-up rights may arise when a customer does not fulfill their minimum volume commitment in a certain period, but is allowed to use the delivery of future volumes to meet this commitment. These make-up rights are subject to expiry and have varying conditions associated with them. Under IFRS 15, when contract terms allow a customer to exercise their make-up rights using firm volume commitments, revenue is not recognized until these make-up rights are used, expire, or management determines that it is remote that they will be utilized. If the Company bills a customer for unused service in an earlier period and the customer utilizes available make-up rights, the Company records a refund liability for the amount to be returned to the customer through an annual adjustment process. For contracts where no make-up rights exist, revenue is recognized to take-or-pay levels once Pembina has an enforceable right to payment for the take-or-pay volumes. Make-up rights generally expire within a contract year, and the majority of the related contract years follow the calendar year.
Under the previously utilized IAS 18, revenue was recognized based on capacity provided under contracted firm service rather than volumes transported, processed, or stored. This resulted in revenue being recognized to take-or-pay levels once firm service had been provided for all contracts. As a result of IFRS 15 adoption, when customers are transporting, processing, or storing volumes below their take-or-pay commitments early in a contract year, and the customer has the right to exercise their make up rights against future firm volume commitments, there will be a change to the timing of revenue recognition. Where the Company has a right to invoice to take-or-pay levels throughout the contract year, revenue is deferred and a contract liability is recorded for the volumes invoiced that were not utilized by the customer. Once the customers has used its make-up rights or it is determined to be remote that a customer will use them, the previously deferred revenue is recognized. In these instances, there will be a deferral of revenue in early quarters of the year, with subsequent recognition occurring in later quarters although there is no impact on cash flows. The change did not have a significant impact on annual revenue recognition as the majority of related contracts have make-up rights that expire within a given calendar year.
For certain arrangements where the customer does not have make-up rights, where the make-up rights have been determined to be insignificant, and for cost of service agreements, revenue is recognized using the practical expedient to recognize revenue in an amount equal to the Company's right to invoice. For these arrangements, the consideration the Company is entitled to invoice in each period is representative of the value provided to the customer. There is no change to how revenue is recognized for these contracts under IFRS 15 compared to IAS 18.
When up-front payments or non-cash consideration is received in exchange for future services to be performed, revenue is deferred as a contract liability and recognized over the period the performance obligation is expected to be satisfied. Non-cash consideration is measured at the fair value of the non-cash consideration received. There is no change to how revenue is recognized for these contracts under IFRS 15 compared to IAS 18.
Fee-for-Service
Fee-for-service revenue includes firm contracted revenue that is not subject to take-or-pay commitments and interruptible revenue. The Company satisfies its performance obligations for transportation, gas processing, fractionation, terminalling, and storage as volumes of product are transported, processed, or stored. Revenue is based on a contracted fee and consideration is variable with respect to volumes. Payment is due in the month following the Company’s provision of service.
There is no change to how revenue is recognized for fee-for-service revenue under IFRS 15 compared to IAS 18.
Product Sales
The Company satisfies its performance obligation on product sales at the time legal title to the product is transferred to the customer. Certain commodity buy/sell arrangements where control of the product has not transferred to the Company are recognized on a net basis in revenue.
For product sales, revenue is recognized using the practical expedient to recognize revenue in an amount equal to the Company's right to invoice as the consideration the Company is entitled to invoice in each period is representative of the value provided to the customer. There is no change to how revenue is recognized for these product sales under IFRS 15 compared to IAS 18.